Unaudited Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 6,595	$ 17,541
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	24,221	16,350
Gain from bargain purchase	0	(16,526)
Amortization of deferred charges	304	302
Gain on interest rate swap agreements (Note 8)	(1,447)	0
Gain on sale of vessel to third parties (Note 4)	(1,296)	0
Amortization of above market acquired charters (Note 6)	3,909	1,538
Equity compensation expense (Note10)	1,991	1,159
Changes in operating assets and liabilities:
Trade accounts receivable	1,515	(75)
Due from related parties	(33)	(1)
Prepayments and other assets	282	(180)
Inventory	2,117	(189)
Trade accounts payable	(2,004)	1,689
Due to related parties	(1,424)	1,048
Accrued liabilities	(340)	22
Deferred revenue	(155)	1,388
Net cash provided by operating activities	34,235	24,066
Cash flows from investing activities:
Vessel acquisitions and improvements	(185)	(26,634)
Additions to restricted cash	(3,250)	(250)
Net proceeds from sale of vessel to third parties (Note 5)	19,675	0
Net cash provided by / (used in) investing activities	16,240	(26,884)
Cash flows from financing activities:
Proceeds from issuance of Partnership units	139,400	1,470
Proceeds from issuance of long-term debt	0	25,000
Loan issuance costs	(133)	(250)
Payments of long-term debt (Note 7)	(170,066)	0
Dividends paid	(32,916)	(18,005)
Net cash (used in)/ provided by financing activities	(63,715)	8,215
Net (decrease) / increase in cash and cash equivalents	(13,240)	5,397
Cash and cash equivalents at beginning of period	53,370	32,471
Cash and cash equivalents at end of period	40,130	37,868
Supplemental cash flow information
Cash paid for interest	18,432	15,804
Non-Cash Investing and Financing Activities
Units issued to acquire Patroklos (Note 3)		57,056
Capitalized vessel costs included in liabilities	59	529
Unpaid private placement costs relating to Class B preferred units	2,975	0
Acquisition of above market time charter (Notes 3, 6)	0	48,551
Unpaid loan issuance costs	$ 0	$ 26